INTEREST AND FINANCE COSTS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Interest income	$ 4,539	$ 3,654
Amortization of discount and transaction costs	(7,555)	(2,897)
Bank stand-by and commitment fees	(1,050)	(304)
Accretion expense	(4,543)	(2,988)
Lease liabilities	(4,512)	(3,785)
Interest and finance (costs) income, net	(25,553)	(21,790)
Capitalized interest costs incurred	6,500
Credit facilities and other
Disclosure of other provisions [line items]
Interest expense	(7,649)	(13,341)
2019 Convertible Debentures
Disclosure of other provisions [line items]
Interest expense	(1,167)	$ (2,129)
2024 Convertible Notes
Disclosure of other provisions [line items]
Interest expense	$ (3,616)